Consolidated Statement of Shareholders' Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Common stock dividends (in dollars per share)	$ 1.93	$ 1.88	$ 1.76
Series A
Preferred stock dividends declared (in dollars per share)	6,439.904	3,965.458	3,548.61
Series B
Preferred stock dividends declared (in dollars per share)	1,503.518	962.487	887.153
Series F
Preferred stock dividends declared (in dollars per share)			1,625
Series I
Preferred stock dividends declared (in dollars per share)			232.95
Series J
Preferred stock dividends declared (in dollars per share)	1,325	1,325	1,325
Series K
Preferred stock dividends declared (in dollars per share)	1,375	1,375	1,375
Series L
Preferred stock dividends declared (in dollars per share)	937.50	937.50	937.50
Series M
Preferred stock dividends declared (in dollars per share)	1,000	1,000	952.778
Series N
Preferred stock dividends declared (in dollars per share)	925.00	925.00	$ 202.986
Series O
Preferred stock dividends declared (in dollars per share)	$ 1,125	$ 1,050